Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005423 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005423 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005423 | T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005423 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005423 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005423 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005423 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005423 | Apple
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005423 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005423 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005423 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000005423 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005423 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005423 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005423 | Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005423 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005423 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005423 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166328 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166328 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166328 | T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166328 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166328 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166328 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166328 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166328 | Apple
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166328 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166328 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166328 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000166328 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000166328 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000166328 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000166328 | Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166328 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166328 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166328 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%